Deposit (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 16, 2020 USD ($) m²	Nov. 16, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 16, 2020 CNY (¥) m²
Deposit (Details) [Line Items]
Deposit	$ 9.9
Second payment	$ 3.4
Memorandum of Understanding [Member]
Deposit (Details) [Line Items]
Area of square meters | m²	39,000						39,000
Total price of MOU	$ 29.6						¥ 195.0
Deposit			$ 13.2	¥ 87.0	$ 13.3	¥ 87.0	¥ 65.0
Second payment | ¥		¥ 22.0